Subsidiary guarantees (Details 3) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Subsidiary guarantees
Net cash flows provided by operating activities	$ 199,790	$ 162,058	$ 344,076	$ 157,043	$ 112,669
Net cash flows provided by (used in) investing activities	(485,831)	(359,449)	(706,787)	(460,547)	(361,333)
Net cash flows provided by (used in) financing activities	404,524	188,208	359,478	319,752	250,139
Net increase (decrease) in cash and cash equivalents	118,483	(9,183)	(3,233)	16,248	1,475
Cash and cash equivalents, beginning of period	28,002	31,235	31,235	14,987	13,512
Cash and cash equivalents, end of period	146,485	22,052	28,002	31,235	14,987
Laredo Holdings
Subsidiary guarantees
Net cash flows provided by operating activities	(160)	47	89	143	178
Net cash flows provided by (used in) investing activities	(54,761)	(7,318)	(303,194)	(52,900)	(122,701)
Net cash flows provided by (used in) financing activities			319,374	74,487	124,700
Net increase (decrease) in cash and cash equivalents	(54,921)	(7,271)	16,269	21,730	2,177
Cash and cash equivalents, beginning of period	54,921	38,652	38,652	16,922	14,745
Cash and cash equivalents, end of period		31,381	54,921	38,652	16,922
Laredo
Subsidiary guarantees
Net cash flows provided by operating activities	49,843	65,580	150,002	6,387	88,896
Net cash flows provided by (used in) investing activities	(307,882)	(203,452)	(408,412)	(132,564)	(162,704)
Net cash flows provided by (used in) financing activities	404,524	137,872	258,410	68,677	73,808
Net increase (decrease) in cash and cash equivalents	146,485
Cash and cash equivalents, end of period	146,485
Subsidiary Guarantors
Subsidiary guarantees
Net cash flows provided by operating activities	123,186	102,583	207,000	103,218	22,094
Net cash flows provided by (used in) investing activities	(123,188)	(148,679)	4,819	(275,083)	(75,928)
Net cash flows provided by (used in) financing activities		50,336	(218,306)	176,588	51,631
Net increase (decrease) in cash and cash equivalents	(2)	4,240	(6,487)	4,723	(2,203)
Cash and cash equivalents, beginning of period	2	6,489	6,489	1,766	3,969
Cash and cash equivalents, end of period		10,729	2	6,489	1,766
Intercompany eliminations
Subsidiary guarantees
Net cash flows provided by operating activities	26,921	(6,152)	(13,015)	(10,205)	1,501
Net increase (decrease) in cash and cash equivalents	(26,921)	(6,152)	(13,015)	(10,205)	1,501
Cash and cash equivalents, beginning of period	(26,921)	(13,906)	(13,906)	(3,701)	(5,202)
Cash and cash equivalents, end of period		$ (20,058)	$ (26,921)	$ (13,906)	$ (3,701)